Fair Value Measurements and Hierarchy (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Summary of carrying amounts of financial instruments

The following table presents the carrying amounts of the Company’s financial instruments at September 30, 2021 and December 31, 2020:

	September 30,	December 31,
	2021	2020
Financial assets:
Cash	$11,531,997	$5,997,530
Accounts receivable	22,256,605	17,145,910
Other receivables	581,451	112,663
Financial liabilities:
Accounts payable	$19,013,532	$12,643,024

The following table presents the carrying amounts of the Company’s financial instruments at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Financial assets:
Cash	$5,997,530	$2,446,201
Accounts receivable	17,145,910	14,616,261
Other receivables	112,663	118,156
Financial liabilities:
Accounts payable	12,643,024	8,885,431